Derivative liability (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 $ / shares shares
Derivative Liability [Line Items]
Number of shares issued	264,232	264,232
Warrants description	Warrants for shares at USD $4.25 were exercised
Issue costs allocated to derivative liability | $	$ 1,493,554
Warrants issuance price per share | $ / shares		$ 0.50
Warrants price per share | $ / shares		$ 0.45
Non-transferrable warrants
Derivative Liability [Line Items]
Number of shares issued	200,000	200,000
Warrants description	Warrants exercisable at USD $16.80, which expire on January 22, 2021
Transferrable warrants
Derivative Liability [Line Items]
Number of shares issued	4,706,000	4,706,000
Warrants description	Warrants exercisable at USD $4.25, which expire on August 8, 2023
Warrants
Derivative Liability [Line Items]
Number of shares issued	4,250,000	4,250,000
Warrants description	Warrants exercisable at USD $2.56 which expiry on May 9, 2024